Oil And Gas Sales And Marketing Revenues - Additional Information (Detail) - Maximum [member]	6 Months Ended
Jun. 30, 2019
Disclosure of detailed information about oil and gas sales and marketing revenues [line items]
Period of payment after the delivery of oil and gas	30 days
Period between payment and transfer of associated goods	1 year